Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	9,844,357
Proposed Maximum Offering Price per Unit	64.25
Maximum Aggregate Offering Price	$ 632,499,937.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 87,348.24
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s registration statement on Form S-3ASR (Registration No. 333-295188) paid with the filing of this prospectus supplement.